Document and Entity Information	Jun. 28, 2016
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2016
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Jun. 28, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® Emerging Markets Equity Fund | A
Prospectus:
Trading Symbol	BRKAX
MFS® Blended Research® Emerging Markets Equity Fund | B
Prospectus:
Trading Symbol	BRKBX
MFS® Blended Research® Emerging Markets Equity Fund | C
Prospectus:
Trading Symbol	BRKCX
MFS® Blended Research® Emerging Markets Equity Fund | I
Prospectus:
Trading Symbol	BRKIX
MFS® Blended Research® Emerging Markets Equity Fund | R1
Prospectus:
Trading Symbol	BRKRX
MFS® Blended Research® Emerging Markets Equity Fund | R2
Prospectus:
Trading Symbol	BRKSX
MFS® Blended Research® Emerging Markets Equity Fund | R3
Prospectus:
Trading Symbol	BRKTX
MFS® Blended Research® Emerging Markets Equity Fund | R4
Prospectus:
Trading Symbol	BRKUX
MFS® Blended Research® Emerging Markets Equity Fund | R5
Prospectus:
Trading Symbol	BRKVX